Note 34 - Share of profit or loss of entities accounted for using the equity method (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Share of profit or loss of entities accounted for using the equity method
investments in entities accounted for using the equity method	€ (19)	€ 13